Note 15 - Retirement and Pension Plans (Details) - Summary of Estimated Future Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Summary of Estimated Future Benefit Payments [Abstract]
2014	$ 5
2015	5
2016	5
2017	15
2018 and thereafter	$ 298